Prepaid Land Lease and Other Leases (Details) - Schedule of Future Minimum Lease Payments in Relation to Non-Cancellable Leases - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule of Future Minimum Lease Payments in Relation to Non-Cancellable Leases [Abstract]
Within 1 year	$ 18,757	$ 19,459
Later than 1 year but no later than 5 years	75,029	77,835
Later than 5 years	631,784	674,873
Future minimum lease payments	$ 725,570	$ 772,167